Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Anti-Dilutive Securities Excluded from Calculation of Diluted Net Loss per Share

The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect at December 31, 2017, 2016 and 2015:

	December 31,
	2017	2016	2015
Unvested restricted share awards	1,191,344	894,770	509,533